Schedule of changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Investments, beginning	R$ 2,729,517	R$ 2,523,179
Equity	366,314	193,547
Investment/advance for future capital increase	30,970	72,439
Amortization	(372)	(372)
Dividends and JSCP	(84,033)	(50,926)
Other	(262)	(8,122)
Investments, ending	3,042,134	2,729,517
Investments, ending	3,042,134	2,729,517
Capital decrease		(228)
Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	40,073	50,999
Equity	25,167	19,192
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(17,144)	(21,768)
Other		(8,122)
Investments, ending	48,096	40,073
Investments, ending	48,096	40,073
Capital decrease		(228)
Investment property [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	808	813
Equity
Investment/advance for future capital increase
Amortization	(5)	(5)
Dividends and JSCP
Other	(262)
Investments, ending	541	808
Investments, ending	541	808
Dona Francisca Energetica [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	28,147	28,423
Equity	8,574	9,674
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(9,664)	(9,950)
Other
Investments, ending	27,057	28,147
Investments, ending	27,057	28,147
Foz Do Chopim Energetica [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	9,986	12,175
Equity	16,596	9,629
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(7,480)	(11,818)
Other
Investments, ending	19,102	9,986
Investments, ending	19,102	9,986
Others [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	1,940	10,155
Equity	(3)	(18)
Investment/advance for future capital increase
Amortization
Dividends and JSCP
Other		(7,969)
Investments, ending	1,937	1,940
Investments, ending	1,937	1,940
Capital decrease		(228)
Domino Holding [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments, beginning		246
Equity		(93)
Other	153	(153)
Investments, ending
Investments, ending
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments, beginning	2,688,636	2,471,367
Equity	341,147	174,355
Investment/advance for future capital increase	30,970	72,439
Amortization	(367)	(367)
Dividends and JSCP	(66,889)	(29,158)
Other
Investments, ending	2,993,497	2,688,636
Investments, ending	2,993,497	2,688,636
Joint ventures [member] | Voltalia Sao Miguel Do Gostoso I [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	107,721	110,099
Equity	1,269	(2,378)
Investment/advance for future capital increase
Amortization
Dividends and JSCP
Other
Investments, ending	108,990	107,721
Investments, ending	108,990	107,721
Joint ventures [member] | Voltalia Sao Miguel Do Gostoso Direito De Autorizacao [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	9,671	10,038
Equity
Investment/advance for future capital increase
Amortization	(367)	(367)
Dividends and JSCP
Other
Investments, ending	9,304	9,671
Investments, ending	9,304	9,671
Joint ventures [member] | Caiua [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	95,362	78,312
Equity	13,765	(8,964)
Investment/advance for future capital increase		26,014
Amortization
Dividends and JSCP	(2,150)
Other
Investments, ending	106,977	95,362
Investments, ending	106,977	95,362
Joint ventures [member] | Integracao Maranhense [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	148,581	138,716
Equity	20,255	13,672
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(2,273)	(3,807)
Other
Investments, ending	166,563	148,581
Investments, ending	166,563	148,581
Joint ventures [member] | Matrincha [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	734,503	711,527
Equity	96,614	25,644
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(19,346)	(2,668)
Other
Investments, ending	811,771	734,503
Investments, ending	811,771	734,503
Joint ventures [member] | Guaraciaba [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	361,170	337,077
Equity	57,363	25,528
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(10,918)	(1,435)
Other
Investments, ending	407,615	361,170
Investments, ending	407,615	361,170
Joint ventures [member] | Paranaiba [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	203,681	173,973
Equity	35,112	29,708
Investment/advance for future capital increase
Amortization
Dividends and JSCP	(11,870)
Other
Investments, ending	226,923	203,681
Investments, ending	226,923	203,681
Joint ventures [member] | Mata De Santa Genebra [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	661,430	573,357
Equity	63,173	48,594
Investment/advance for future capital increase		39,479
Amortization
Dividends and JSCP	(13,614)
Other
Investments, ending	710,989	661,430
Investments, ending	710,989	661,430
Joint ventures [member] | Cantareira [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	359,686	338,268
Equity	53,492	42,666
Investment/advance for future capital increase	30,870
Amortization
Dividends and JSCP	(6,718)	(21,248)
Other
Investments, ending	437,330	359,686
Investments, ending	437,330	359,686
Joint ventures [member] | Solar Parana [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	6,831
Equity	104	(115)
Investment/advance for future capital increase	100	6,946
Amortization
Dividends and JSCP
Other
Investments, ending	7,035	6,831
Investments, ending	R$ 7,035	R$ 6,831